Commitments and Contingencies (Narrative) (Details)	1 Months Ended
Oct. 31, 2009 coal_fired_electric_generating_facility
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Number of Facilities with Violations of Federal Clean Air Act	3